Fair Value Measurements	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Fair Value Measurements [Abstract]
Fair Value Measurements
5.	Fair Value Measurements

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis as of September 30, 2025 and December 31, 2024, and indicates the fair value hierarchy of the valuation inputs the Company’s utilized to determine such fair value:

		September 30,	December 31,
Description	Level	2025	2024
Assets:
Forward purchase agreement asset (Note 9)	3	$-	$155
SEPA put rights asset (Note 11)	3	243	188
Liabilities:
Embedded derivative liability (Note 11)	3	$-	$80

The Forward Purchase Agreement was fully settled on January 28, 2025 for $132 cash received by the Company. The fair value of the Company’s position under the Forward Purchase Agreement was calculated as of December 31, 2024 by multiplying the number of shares under the Forward Purchase Agreement by the market price at the settlement date estimated using a Monte-Carlo simulation incorporating the following assumptions:

December 31,
2024
Stock price	$53.70
Risk-free interest rate	4.4%
Expected term (in years)	0.1
Expected volatility	98%
Expected dividend yield	0%

The fair value of the SEPA put rights asset was estimated as the sum of the fair values of the put rights under each assumed advance notice over the term of the SEPA. The number of shares under each advance notice was based on the historical trading volumes of the Company’s stock taking into account the beneficial ownership and daily volume limitations. The fair value of the put rights under each advance notice was estimated using the Black Scholes model, incorporating the following assumptions:

	September 30,	December 31,
	2025	2024
Stock price	$6.72	$53.70
Risk-free interest rate	3.7 – 4.1%	4.2%
Exercise price	$6.45	$51.60
Expected term (in years)	0.1 - 1.2	1 - 2
Expected volatility	100%	93-99%
Expected dividend yield	0%	0%
Number of shares under each advance notice	26,667	1,883

The fair value of the embedded derivative feature was $0 as of September 30, 2025 and estimated to be $80 as of December 31, 2024, based on the difference between the fair value of the convertible note with these embedded features and the fair value without each one of these embedded features. As of December 31, 2024, the assumptions incorporated into the valuation model included the stock price of $53.70, the estimated future price per share of $61.80 (derived using Monte Carlo Simulation), the expected volatility of 99%, the risk-free rate of 4.18% and the term of 0.9 years.

The fair values of the Embedded Derivative Liability associated with the conversion of the First and Second Convertible Notes (see Note 11) of $703 and $243, respectively, were based on the difference between the fair value of the common stock shares issued upon conversion and the outstanding note balance at the conversion date.

The changes in the fair value of Level 3 financial assets and liabilities for the nine months ended September 30, 2025 are as follows:

	Forward Purchase Agreement Asset	SEPA Put Rights Asset	Embedded Derivative Liabilities
Fair value as of January 1, 2025	$155	$188	$80
Initial measurement at the issuance date (see Note 11)	-	-	93
Settlement	(132)	-	(946)
Change in fair value	(23)	55	773

Fair value as of September 30, 2025	$-	$243	$-

6.	Fair Value Measurements

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at December 31, 2024, and indicates the fair value hierarchy of the valuation inputs the Company’s utilized to determine such fair value:

		December 31,
Description	Level	2024
Assets:
Forward purchase agreement asset (Note 11)	3	$155
SEPA put rights asset (Note 13)	3	188
Liabilities:
Embedded derivative liability (Note 13)	3	$80

There were no assets or liabilities measured at fair value on a recurring basis as of December 31, 2023.

The fair value of the Company’s position under the Forward Purchase Agreement was calculated by multiplying the number of shares under the Forward Purchase Agreement by the market price at the settlement date estimated using a Monte-Carlo simulation incorporating the following assumptions:

	November 13,	December 31,
	2024	2024
Stock price	$173.10	$53.70
Risk-free interest rate	4.6%	4.4%
Expected term (in years)	0.3	0.1
Expected volatility	90%	98%
Expected dividend yield	0%	0%

The fair value of the SEPA Put Rights was estimated as the sum of the fair values of the put rights under each assumed advance notice over the term of the SEPA. The number of shares under each advance notice was based on the historical trading volumes of the Company’s stock taking into account various beneficial ownership and daily volume limitations. The fair value of the put rights under each advance notice was estimated using the Black Scholes model, incorporating the following assumptions:

	November 13,	December 31,
	2024	2024
Stock price	$173.10	$53.70
Risk-free interest rate	4.3%	4.2%
Exercise price	166.20	51.60
Expected term (in years)	1 to 2 years	1 to 2 years
Expected volatility	82-90%	93-99%
Expected dividend yield	0%	0%
Number of shares	5,500	1,883

The fair value of the Embedded Derivative Feature was estimated at $69 at the issuance date based on the difference between the fair value of the convertible note with these embedded features and the fair value without each one of these embedded features. The assumptions incorporated into the valuation model as of November 13, 2024, the issuance date of the Convertible Note included the stock price of $173.10, the estimated future price per share of $130.80 (derived using Monte Carlo Simulation), the expected volatility of 90%, the risk-free rate of 4.31% and the term of 1 year. As of December 31, 2024 the assumptions incorporated into the valuation model included the stock price of $53.70, the estimated future price per share of $61.80 (derived using Monte Carlo Simulation), the expected volatility of 99%, the risk-free rate of 4.18% and the term of 0.9 years.

The changes in the fair value of Level 3 financial assets and liabilities for the year ended December 31, 2024 are as follows:

	Forward Purchase Agreement asset	SEPA Put Rights Asset		Embedded Derivative Liability
Fair value as of January 1, 2024	$-	$		$-
Initial measurement at the issuance date	494		1,551	69
Change in fair value	(339)		(1,363)	11

Fair value as of December 31, 2024	$155		$188	$80